UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): February 4, 2022

Ford Credit Canada Company
(Exact name of securitizer as specified in its charter)

025-00460	0001541581
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Ryan M. Hershberger, (313) 594-3495
Name and telephone number, including area code,
of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to
Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)
    Central Index Key Number of depositor:
    Central Index Key Number of issuing entity (if applicable):
    Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code,
of the person to contact in connection with this filing

SIGNATURES
    Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FORD CREDIT CANADA COMPANY
(Securitizer)

	By:	/s/ Jason C. Behnke
	Name:	Jason C. Behnke
	Title:	Vice President and Assistant Treasurer

Date: February 4, 2022